Acquisitions, Divestitures and Related Transactions (2014 Narrative) (Details)		1 Months Ended						3 Months Ended								12 Months Ended
	Jan. 12, 2012 shares	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) shares	Mar. 21, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) shares	Apr. 30, 2013 shares	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Feb. 01, 2017	Oct. 01, 2014	Aug. 29, 2014 USD ($)	Jul. 01, 2014 USD ($)	Jan. 10, 2014 shares
Business Acquisition [Line Items]
Revenues								$ 6,526,000,000	$ 5,531,000,000	$ 5,289,000,000	$ 4,481,000,000	$ 5,825,000,000	$ 6,601,000,000	$ 11,540,000,000	$ 10,326,000,000	$ 21,827,000,000	$ 34,292,000,000	$ 55,475,000,000
Net income								$ (362,000,000)	$ 138,000,000	$ 472,000,000	$ 376,000,000	$ 21,000,000	$ 393,000,000	$ 839,000,000	$ 268,000,000	624,000,000	1,521,000,000	1,299,000,000
Payments to Acquire Businesses, Gross		$ 382,000,000
Partners' Capital Account, Sale of Units																$ 1,098,000,000	$ 1,428,000,000	$ 1,382,000,000
Partners' Capital Account, Units, Redeemed | shares																26,700,000	77,800,000	28,100,000
Goodwill, Written off Related to Sale of Business Unit																$ (1,289,000,000)	$ (2,018,000,000)
Related Party Transaction, Amounts of Transaction																75,000,000
Sunoco LP limited partner interest received in exchange for contribution of the Sunoco, Inc. retail business to Sunoco LP																194,000,000	0	$ 0
Number of Regency Common Units to be Issued in Acquisition Per Share | shares					1.02
Susser Merger [Member]
Business Acquisition [Line Items]
Business Acquisition, Goodwill, Expected Tax Deductible Amount																					$ 0
Payments to Acquire Businesses, Gross				$ 1,800,000,000
Business Combination, Consideration Transferred				$ 875,000,000
Number of Stores																					630
Total current assets																					$ 446,000,000
Property, plant and equipment																					1,069,000,000
Intangible assets																					611,000,000
Other non-current assets																					17,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets																					3,877,000,000
Total current liabilities																					377,000,000
Long-term debt, less current maturities																					564,000,000
Deferred income taxes																					488,000,000
Other non-current liabilities																					39,000,000
Noncontrolling interest																					626,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities																					2,094,000,000
Total consideration																					1,783,000,000
Cash received																					67,000,000
Total consideration, net of cash received																					$ 1,716,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				23,700,000
MACS Transaction [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 768,000,000
Lake Charles LNG Transaction [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Redeemed | shares						28,100,000
Goodwill, Written off Related to Sale of Business Unit						$ 184,000,000
Indefinite-lived Intangible Assets, Written off Related to Sale of Business Unit						$ 50,000,000
Sunoco LP [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 556,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			4,000,000	11,000,000
PVR Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Goodwill, Expected Tax Deductible Amount					$ 0
Revenues					956,000,000
Net income					166,000,000
Total current assets					149,000,000
Property, plant and equipment					2,716,000,000
Intangible assets					2,717,000,000
Other non-current assets					18,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets					6,032,000,000
Total current liabilities					168,000,000
Long-term debt, less current maturities					1,788,000,000
Other non-current liabilities					30,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					2,085,000,000
Total consideration					3,947,000,000
Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Revenues																903,000,000
Net income																$ 30,000,000
Total current assets																						$ 120,000,000
Property, plant and equipment																						1,295,000,000
Other non-current assets																						4,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets																						1,468,000,000
Total current liabilities																						116,000,000
Long-term debt, less current maturities																						499,000,000
Other non-current liabilities																						12,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities																						627,000,000
Total consideration, net of cash received																						$ 841,000,000
Sunoco LP [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Sale of Units																		$ 405,000,000
Partners' Capital Account, Units, Sale of Units | shares																		9,100,000
AmeriGas [Member]
Business Acquisition [Line Items]
Debt instrument interest rate																			7.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	29,600,000
ETP [Member]
Business Acquisition [Line Items]
Debt instrument interest rate								6.50%								6.50%
Regency | PVR Acquisition [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross					36,000,000
Business Combination, Consideration Transferred					$ 5,700,000,000
Business Acquisition, Share Price | $ / shares					$ 27.82
Sunoco LP limited partner interest received in exchange for contribution of the Sunoco, Inc. retail business to Sunoco LP					$ 1,800,000,000
Regency | Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																$ 1,300,000,000
Proceeds from Issuance of Common Stock																$ 400,000,000
Stock Issued During Period, Shares, Acquisitions | shares																8,200,000
Susser [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs																	25,000,000
Revenues																	2,320,000,000
Net income																	$ 105,000,000
Incentive Distribution Rights																					100.00%
Common Units | Regency | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares							31,400,000
Class F Units [Member] | Regency | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares							6,300,000
Panhandle [Member] | ETP [Member]
Business Acquisition [Line Items]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent. | shares																							3,300,000
8.375% Senior Notes due June 1, 2019 [Member] | Regency
Business Acquisition [Line Items]
Debt instrument interest rate								8.375%								8.375%
Senior Notes								$ 499,000,000								$ 499,000,000
Company-operated [Member] | MACS Transaction [Member]
Business Acquisition [Line Items]
Number of Stores																				110
Dealer-operated [Member] | MACS Transaction [Member]
Business Acquisition [Line Items]
Number of Stores																				200
7.60% Senior Notes due February 1, 2024
Business Acquisition [Line Items]
Debt instrument interest rate																							7.60%
8.25% Senior Notes due November 15, 2029
Business Acquisition [Line Items]
Debt instrument interest rate																							8.25%